RELATED PARTY TRANSACTIONS (Details) $ in Thousands				1 Months Ended			3 Months Ended		9 Months Ended
	Nov. 14, 2017 USD ($)	Oct. 17, 2017 USD ($)	Aug. 15, 2017 USD ($) train	Aug. 31, 2017 USD ($)	May 31, 2016 USD ($)	Feb. 28, 2015	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Related Party Transaction
Distributions paid									$ 119,372	$ 114,594
Non-controlling interest dividend									7,000	9,161
Subsequent Event
Related Party Transaction
Distributions paid	$ 40,800
Golar
Related Party Transaction
Distributions paid							$ 12,900	$ 13,200	$ 38,500	39,600
Golar | Share Options
Related Party Transaction
Contractual term									5 years
Vesting period									3 years
Golar | Golar Tundra
Related Party Transaction
Interest income from related parties							700	900	$ 2,100	1,200
Golar | Subsequent Event | Golar Tundra
Related Party Transaction
Additional amount, percent per annum of deferred purchase price		5.00%
Golar | Deposits paid to Golar
Related Party Transaction
Amount of transaction with related party				$ 70,000	$ 107,200
Interest income from related parties							$ 400		$ 400
Interest rate				5.00%
Golar | Deposits paid to Golar | Subsequent Event
Related Party Transaction
Amount of transaction with related party		$ 107,200
Golar Management
Related Party Transaction
Management fee (percentage)									5.00%
Required notice for termination of management service agreement (in days)									120 days
Golar Management Norway AS
Related Party Transaction
Required notice for termination of management service agreement (in days)									30 days
Golar, Keppel, and B&V | Golar Hilli LLC
Related Party Transaction
Acquired interest, equivalent percentage			50.00%
Number of liquefaction trains contracted | train			2
Total number of liquefaction trains | train			4
Liquefaction trains, contractual term			8 years
Purchase price for acquired interests			$ 658,000
Golar, Keppel, and B&V | Secured Debt | Minimum | Golar Hilli LLC | Hilli Facility
Related Party Transaction
Net lease obligations under financing facility			468,000
Golar, Keppel, and B&V | Secured Debt | Maximum | Golar Hilli LLC | Hilli Facility
Related Party Transaction
Net lease obligations under financing facility			$ 480,000
Helm Advisors | Helm Advisor Fees
Related Party Transaction
Amount of transaction with related party										800
Faraway Maritime Shipping Company
Related Party Transaction
Percentage ownership in subsidiary							60.00%		60.00%
China Petroleum Corporation
Related Party Transaction
Noncontrolling interest percentage in subsidiary							40.00%		40.00%
Non-controlling interest dividend							$ 0	$ 3,200	$ 7,000	$ 9,200
Golar Grand | Golar
Related Party Transaction
Time charter reduced hire rate						75.00%